FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21439

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Rutland Square Trust

Fund Name: PAS U.S. Opportunity Fund of Funds

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 28

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Rutland Square Trust

BY:  /s/ MARK OSTERHELD*
MARK OSTERHELD, PRESIDENT AND TREASURER
DATE: 08/10/2007 04:35:36 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 6, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
PAS U.S. Opportunity Fund of Funds
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ASTON/TAMRO SMALL CAP FUND MEETING DATE: 06/28/2007
TICKER: ATASX SECURITY ID: 00078H216
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW SUB-INVESTMENT ADVISORY AGREEMENT BETWEEN ASTON ASSET MANAGEMENT LLC, THE FUND S INVESTMENT ADVISER, AND TASHO INVESTMENT, LLC (TO BE RENAMED TAMRO CAPITAL PARTNERS, LLC).	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PUTNAM CAPITAL OPPORTUNITIES FUND MEETING DATE: 05/15/2007
TICKER: PCOAX SECURITY ID: 746802693
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVING A NEW MANAGEMENT CONTRACT FOR YOUR FUND.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Rutland Square Trust Fidelity Rutland Square Trust II Fidelity Commonwealth Trust II

plus any other investment company for which Strategic Advisers, Inc. or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 6th of July 2007.

/s/ Mark Osterheld

Mark Osterheld

President and Treasurer